UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

AMCAP Fund
Investment portfolio

November 30, 2006

unaudited

Common stocks — 86.36%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 21.00%
Cisco Systems, Inc.[1]	24,604,300	$661,364
Intel Corp.	30,232,000	645,453
Oracle Corp.[1]	32,671,659	621,742
Google Inc., Class A1	1,030,000	499,468
eBay Inc.[1]	14,245,000	460,826
Microsoft Corp.	15,595,000	457,401
Texas Instruments Inc.	6,250,000	184,687
Affiliated Computer Services, Inc., Class A1	3,610,000	182,485
Automatic Data Processing, Inc.	3,500,000	168,805
First Data Corp.	4,680,000	118,170
Maxim Integrated Products, Inc.	3,375,000	106,245
Altera Corp.[1]	5,250,000	104,423
Linear Technology Corp.	3,200,000	102,848
Intuit Inc.[1]	3,100,000	97,588
Microchip Technology Inc.	2,500,000	85,275
Intersil Corp., Class A	3,400,000	84,218
NAVTEQ Corp.[1]	2,353,500	84,185
Yahoo! Inc.[1]	3,000,000	80,970
Analog Devices, Inc.	2,213,200	71,973
Xilinx, Inc.	2,500,000	67,000
EMC Corp.[1]	5,000,000	65,550
Paychex, Inc.	1,600,000	63,056
Rogers Corp.[1]	750,000	52,110
Applied Materials, Inc.	2,700,000	48,546
KLA-Tencor Corp.	700,000	36,169
Dell Inc.[1]	1,200,000	32,688
Jabil Circuit, Inc.	1,087,000	30,827
Sabre Holdings Corp., Class A	888,800	24,380
National Instruments Corp.	768,750	22,355
Solectron Corp.[1]	5,500,000	18,315
Cadence Design Systems, Inc.[1]	796,400	14,638
Fidelity National Information Services, Inc.	113,933	4,546
		5,298,306

CONSUMER DISCRETIONARY — 19.14%
Lowe’s Companies, Inc.	20,800,000	627,328
Target Corp.	9,250,000	537,333
Carnival Corp., units	8,525,200	417,650
Best Buy Co., Inc.	6,300,000	346,311
Johnson Controls, Inc.	3,390,000	275,709
YUM! Brands, Inc.	3,738,000	228,728
Harley-Davidson, Inc.	2,896,900	213,704
Williams-Sonoma, Inc.[2]	6,000,000	190,320
Ross Stores, Inc.	5,775,000	178,967
Time Warner Inc.	7,647,500	154,021
E.W. Scripps Co., Class A	3,100,000	151,466
Brinker International, Inc.	3,125,000	142,094
Walt Disney Co.	4,000,000	132,200
Tractor Supply Co.[1,2]	2,525,000	120,190
Harman International Industries, Inc.	1,100,000	114,224
Liberty Media Holding Corp., Liberty Capital, Series A1	700,000	61,544
Liberty Media Holding Corp., Liberty Interactive, Series A1	1,750,000	39,830
Comcast Corp., Class A, special nonvoting stock[1]	2,500,000	100,700
Dollar General Corp.	6,250,000	97,125
Amazon.com, Inc.[1]	2,400,000	96,816
IAC/InterActiveCorp[1]	2,557,500	93,323
Kohl’s Corp.[1]	1,275,000	88,740
OSI Restaurant Partners, Inc.	2,250,000	87,975
Gentex Corp.	5,130,000	85,004
P.F. Chang’s China Bistro, Inc.[1,2]	1,650,000	59,565
Applebee’s International, Inc.	2,500,000	56,875
Discovery Holding Co., Class A1	3,245,000	49,778
Expedia, Inc.[1]	2,507,600	45,563
Fossil, Inc.[1]	1,850,000	38,887
		4,831,970

HEALTH CARE — 15.87%
UnitedHealth Group Inc.	11,950,500	586,531
WellPoint, Inc.[1]	6,700,000	506,989
Medtronic, Inc.	5,200,000	271,076
Forest Laboratories, Inc.[1]	5,165,000	251,535
Medco Health Solutions, Inc.[1]	4,510,000	226,447
Alcon, Inc.	1,730,000	189,643
St. Jude Medical, Inc.[1]	4,929,200	183,711
Roche Holding AG	982,000	177,420
Cephalon, Inc.[1]	2,000,000	149,720
Medicis Pharmaceutical Corp., Class A2	3,625,000	133,690
Amgen Inc.[1]	1,875,000	133,125
Express Scripts, Inc.[1]	1,930,000	131,626
Biogen Idec Inc.[1]	2,380,000	124,379
Caremark Rx, Inc.	2,300,000	108,790
Lincare Holdings Inc.[1]	2,800,000	105,476
Bristol-Myers Squibb Co.	4,225,000	104,907
IDEXX Laboratories, Inc.[1]	1,100,000	93,115
Becton, Dickinson and Co.	1,200,000	86,064
Genentech, Inc.[1]	1,000,000	81,750
Abbott Laboratories	1,400,000	65,324
McKesson Corp.	1,100,000	54,340
Haemonetics Corp.[1]	1,190,000	53,883
Eli Lilly and Co.	900,000	48,231
Boston Scientific Corp.[1]	2,547,890	40,308
AstraZeneca PLC (Sweden)	660,000	38,214
Johnson & Johnson	500,000	32,955
Henry Schein, Inc.[1]	500,000	25,765
		4,005,014

FINANCIALS — 8.06%
Fannie Mae	8,640,000	492,739
Capital One Financial Corp.	4,901,200	381,705
American International Group, Inc.	4,365,000	306,947
Wachovia Corp.	3,307,008	179,207
Freddie Mac	2,550,000	171,258
Wells Fargo & Co.	3,440,000	121,226
M&T Bank Corp.	959,230	113,803
Commerce Bancorp, Inc.	3,000,000	104,280
Bank of New York Co., Inc.	1,740,000	61,840
North Fork Bancorporation, Inc.	1,750,000	49,122
City National Corp.	510,000	34,588
Arthur J. Gallagher & Co.	600,000	17,574
		2,034,289

CONSUMER STAPLES — 6.41%
L’Oréal SA	2,224,893	224,206
Altria Group, Inc.	2,500,000	210,525
PepsiCo, Inc.	3,300,000	204,501
Bunge Ltd.	2,010,600	141,747
Avon Products, Inc.	4,000,000	130,560
CVS Corp.	4,500,000	129,465
Church & Dwight Co., Inc.	2,867,800	120,190
Dean Foods Co.[1]	2,500,000	107,050
Wm. Wrigley Jr. Co.	1,870,000	98,063
Costco Wholesale Corp.	1,600,000	83,616
Walgreen Co.	1,600,000	64,784
Anheuser-Busch Companies, Inc.	1,187,800	56,432
Wal-Mart Stores, Inc.	1,000,000	46,100
		1,617,239

ENERGY — 6.17%
Schlumberger Ltd.	5,310,000	363,629
Devon Energy Corp.	3,020,000	221,577
Newfield Exploration Co.[1]	3,795,000	188,877
Apache Corp.	2,150,000	150,350
EOG Resources, Inc.	2,122,900	149,728
FMC Technologies, Inc.[1]	2,285,000	137,123
Murphy Oil Corp.	2,200,000	119,416
Noble Corp.	1,200,000	92,700
Smith International, Inc.	2,130,000	90,227
ConocoPhillips	650,000	43,745
		1,557,372

INDUSTRIALS — 5.46%
Precision Castparts Corp.	3,640,000	274,674
Robert Half International Inc.	6,800,000	262,412
United Parcel Service, Inc., Class B	3,200,000	249,344
General Electric Co.	5,400,000	190,512
Avery Dennison Corp.	1,744,200	117,681
FedEx Corp.	790,000	91,190
Mine Safety Appliances Co.[2]	1,942,750	70,153
United Technologies Corp.	1,000,000	64,530
Southwest Airlines Co.	3,685,000	57,891
		1,378,387

TELECOMMUNICATION SERVICES — 2.51%
Sprint Nextel Corp., Series 1	15,788,904	$308,042
Telephone and Data Systems, Inc., Special Common Shares	2,000,000	96,300
Telephone and Data Systems, Inc.	1,575,000	81,364
CenturyTel, Inc.	2,690,000	114,459
United States Cellular Corp.[1]	501,600	33,768
		633,933

MATERIALS — 0.28%
Sealed Air Corp.	1,200,000	71,412

UTILITIES — 0.17%
Duke Energy Corp.	1,299,000	41,204

MISCELLANEOUS — 1.29%
Other common stocks in initial period of acquisition		325,505

Total common stocks (cost: $16,040,733,000)		21,794,631

Short-term securities — 13.68%	Principal amount (000)

Freddie Mac 5.075%-5.17% due 12/19/2006-3/9/2007	$348,217	344,984
Edison Asset Securitization LLC 5.23%-5.25% due 12/13/2006-2/13/2007[3]	195,800	194,562
General Electric Capital Services, Inc. 5.24% due 1/29/2007	54,200	53,734
Federal Home Loan Bank 5.065%-5.19% due 12/1/2006-1/24/2007	243,400	242,552
CAFCO, LLC 5.24%-5.26% due 12/7/2006-1/29/2007[3]	173,900	173,040
Ciesco LLC 5.26% due 1/8/2007[3]	50,000	49,715
Bank of America Corp. 5.23%-5.25% due 12/6/2006-2/16/2007	179,800	178,920
Ranger Funding Co. LLC 5.25% due 12/13/2006[3]	25,000	24,953
Procter & Gamble Co. 5.21% due 12/1-12/14/2006[3]	202,800	202,556
Clipper Receivables Co., LLC 5.23%-5.25% due 12/7/2006-1/30/2007[3]	188,300	187,314
Variable Funding Capital Corp. 5.23%-5.25% due 12/26/2006-1/19/2007[3]	185,000	184,008
Wal-Mart Stores Inc. 5.20%-5.21% due 12/5-12/19/2006[3]	176,300	176,012
Park Avenue Receivables Co., LLC 5.22%-5.25% due 12/6/2006-1/22/2007[3]	101,252	101,004
Jupiter Securitization Co., LLC 5.24%-5.25% due 1/24-2/5/2007[3]	53,856	53,398
CIT Group, Inc. 5.23%-5.24% due 1/16-3/5/2007[3]	90,900	89,884
CIT Group, Inc. 5.26% due 1/16-1/18/2007	55,786	55,407
Coca-Cola Co. 5.19% due 12/11-12/20/2006[3]	100,000	99,756
Atlantic Industries 5.20% due 12/19/2006[3]	18,300	18,250
Fannie Mae 5.07%-5.155% due 12/6/2006-2/1/2007	105,800	105,100
International Lease Finance Corp. 5.21%-5.24% due 12/21/2006-1/17/2007	79,200	78,753
American General Finance Corp. 5.22% due 12/14/2006	25,000	24,951
3M Co. 5.17% due 12/1-12/20/2006	85,000	84,878
Private Export Funding Corp. 5.24%-5.26% due 2/27-2/28/2007[3]	78,000	76,990
Illinois Tool Works Inc. 5.21% due 12/6-12/15/2006	71,800	71,690
IBM Corp. 5.16%-5.20% due 12/4-12/20/2006[3]	62,025	61,944
Three Pillars Funding, LLC 5.26% due 12/15/2006[3]	50,000	49,890
Abbott Laboratories 5.19% due 12/21/2006[3]	50,000	49,848
Federal Farm Credit Banks 5.135%-5.14% due 12/28/2006-1/31/2007	50,000	49,698
BellSouth Corp. 5.21% due 12/5/2006[3]	48,200	48,165
Harvard University 5.17% due 12/18/2006	40,000	39,896
Triple-A One Funding Corp. 5.25% due 12/11/2006[3]	33,400	33,346
HSBC Finance Corp. 5.21% due 2/12/2007	30,700	30,372
NetJets Inc. 5.18% due 12/15/2006[3]	30,000	29,935
FCAR Owner Trust I 5.25% due 12/1/2006	27,900	27,896
Tennessee Valley Authority 5.135% due 12/14/2006	25,000	24,947
Bank of New York Co., Inc. 5.20% due 12/15/2006	25,000	24,946
Colgate-Palmolive Co. 5.16% due 12/29/2006[3]	25,000	24,899
Hewlett-Packard Co. 5.23% due 1/11/2007[3]	25,000	24,847
AT&T Inc. 5.27% due 1/11/2007[3]	21,500	21,368
Caterpillar Financial Services Corp. 5.19% due 12/4/2006	20,000	19,988
Emerson Electric Co. 5.20% due 12/11/2006[3]	9,600	9,585
Harley-Davidson Funding Corp. 5.19% due 12/12/2006[3]	9,000	8,984

Total short-term securities (cost: $3,452,882,000)		3,452,965

Total investment securities (cost: $19,493,615,000)		25,247,596
Other assets less liabilities		(10,138)

Net assets		$25,237,458

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,994,253,000, which represented 7.90% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended November 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 11/30/06 (000)

Williams-Sonoma	3,205,200	2,794,800	—	6,000,000	$1,411	$190,320
Medicis Pharmaceutical	3,625,000	—	—	3,625,000	326	133,690
Tractor Supply	—	2,525,000	—	2,525,000	—	120,190
Mine Safety Appliances	—	1,942,750	—	1,942,750	876	70,153
P.F. Chang’s China Bistro	1,000,000	650,000	—	1,650,000	—	59,565
Fossil*	4,415,000	—	2,565,000	1,850,000	—	—
OSI Restaurant Partners*	3,750,000	—	1,500,000	2,250,000	1,073	—
Power Integrations*	1,850,000	—	1,850,000	—	—	—
					$3,686	$573,918

*Unaffiliated issuer at 11/30/2006.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,903,693
Gross unrealized depreciation on investment securities	(151,244)
Net unrealized appreciation on investment securities	5,752,449
Cost of investment securities for federal income tax purposes	19,495,147

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-902-0107-S6874

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: January 26, 2007

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 26, 2007